Fair Value Measurements - Summary Of Company's Assets And Liabilities That Are Measured At Fair Value (Parenthetical) (Detail) - Fair Value, Recurring [Member] - Warrant [Member] - shares	Sep. 30, 2024	Dec. 31, 2023
Level 1 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant outstanding	11,500,000	11,500,000
Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant outstanding	12,000,000	12,000,000